ACQUISITIONS	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
ACQUISITIONS

6.           ACQUISITIONS

i.            Acquisition of Chulbatkan license

On January 16, 2020, the Company closed the acquisition of the Chulbatkan license and paid the first installment of $141.5 million, representing 50% of the $283.0 million fixed purchase price, plus ordinary course net working capital adjustments of $3.1 million. On January 15, 2021, the remaining $141.5 million was paid in cash, settling the related deferred payment obligation.

ii.             Acquisition of 70% interest in the Manh Choh project

On September 30, 2020, the Company acquired a 70% interest in the Manh Choh (formerly known as “Peak”) project in Alaska for total cash consideration of $93.7 million. The acquisition was accounted for as an asset acquisition with a total purchase price of $96.9 million, comprised of cash payments of $93.7 million and total transaction costs of $3.2 million, allocated as follows:

Purchase price allocation
Mineral interests - pre-development properties	$136.5
Land, plant and equipment	0.2
Total property, plant and equipment	136.7
Other assets - net	1.2
Non-controlling interest(a)	(41.0)
Total net assets acquired	$96.9

(a)	Non-controlling interest has been recorded related to the 30% interest of Peak Gold, LLC that the Company did not acquire.